General and administrative expenses - Disclosure of detailed information about general and administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Selling, general and administrative expense [abstract]
Wages, benefits and consulting	$ (7,594)	$ (9,200)
Office, rent, and administration	(1,192)	(907)
Professional and legal	(589)	(1,001)
Share-based compensation	(3,175)	(2,168)
Travel, marketing, investor relations and regulatory	(779)	(1,317)
Other	(148)	(164)
Total	$ (13,477)	$ (14,757)